MINIMUM CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2021
MINIMUM CAPITAL REQUIREMENTS
MINIMUM CAPITAL REQUIREMENTS

33.    MINIMUM CAPITAL REQUIREMENTS

The Central Bank requires financial institutions to maintain minimum capital amounts measured as of each month's closing, The minimum capital is defined as the greater of (i) the basic minimum capital requirement, which is explained below, or (ii) the sum of the credit risk, operational risk and market risk, Financial institutions (including their domestic Argentine and international branches) must comply with the minimum capital requirements both on an individual and a consolidated basis,

The following table sets forth information regarding excess capital and selected capital and liquidity ratios of the Bank, consolidated with IUDÚ:

As stated above under "Presentation of Financial and Other Information", we have prepared our audited consolidated financial statements for 2021, 2020 and 2019 under IFRS, Minimum capital requirement has been prepared in accordance with the rules of the Argentine Central Bank, which is not comparable to data prepared under IFRS.

	Year ended December 31,(2)
	2021	2020	2019

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	12,957,481	9,047,140	7,164,842
Allocated to Bank premises and equipment, intangible assets and equity investment assets	2,035,689	1,350,035	826,133
Market risk	965,159	551,765	251,739
Interest rate risk	—	—	—
Public sector and securities in investment account,	34,489	27,651	11,472
Operational risk	4,805,957	3,233,793	2,349,952
Required minimum capital under Central Bank rules	20,798,775	14,210,384	10,604,138
Basic net worth	42,938,440	30,242,263	16,991,091
Complementary net worth	1,564,272	1,090,865	1,033,734
Deductions	(11,770,286)	(7,028,227)	(2,999,716)
Total capital under Central Bank rules	32,732,426	24,304,901	15,025,109
Excess capital	11,933,651	10,094,517	4,420,971
Selected capital and liquidity ratios:
Regulatory capital/risk weighted assets(1)	18.40%	19.29%	11.60%
Average shareholders’ equity as a percentage of average total assets	12.54%	11.16%	10.40%
Total liabilities as a multiple of total shareholders’ equity	7.5x	7.5x	7.1x
Cash as a percentage of total deposits	11.06%	20.31%	28.20%
Tier 1 Capital / Risk weighted assets	12.25%	13.35%	10.80%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Nominal values without inflation adjustment,